UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21605
                                                     ---------

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 345 Park Avenue
                               New York, NY 10154
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     John H. Kim, Director & Senior Counsel
                            Deutsche Asset Management
                                 345 Park Avenue
                            New York, New York 10154
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-454-6849
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2006
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.



          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Schedule of Investments
                                   (unaudited)
                                December 31, 2006

                                                                                                                         % OF
                                                                                                                        MEMBERS'
STRATEGY                   INVESTMENT FUND                                       COST           FAIR VALUE  LIQUIDITY   CAPITAL
--------                   ---------------                                       ----           ----------  ---------   --------
Event Driven               Avenue Europe Investments, L.P.                  $     932,212    $   1,198,141  Quarterly      1.5%
                           Gracie Capital L.P.                                  2,000,000        2,388,577  Annually       3.0%
                           Harbinger Capital Partners I, L.P.                   1,374,965        1,865,339  Quarterly      2.3%
                           Jana Partners Qualified, L.P.                        2,450,000        2,900,243  Quarterly      3.6%
                           Marathon Special Opportunity Fund,
                              L.P.                                              1,500,000        1,813,218  Annually       2.3%
                           Merced Partners, L.P.                                1,550,000        1,960,115  Annually       2.4%
                           Perry Partners, L.P.                                 2,600,000        3,089,823  Annually       3.8%
                           Strategic Value Restructuring Fund, L.P.               870,036        1,344,510  Annually       1.7%
                           Venor Capital Partners, L.P.                         2,000,000        2,220,565  Quarterly      2.8%
                                                                          --------------------------------             ----------
Total Event Driven                                                             15,277,213       18,780,531                23.4%

Global Macro               Bear Stearns Emerging Markets Macro
                              Fund, L.P.                                          304,387          416,420   Monthly       0.5%
                           Bridgewater Pure Alpha Trading Fund I                1,112,167        1,263,587   Monthly       1.6%
                           Drawbridge Global Macro Fund, L.P.                   1,208,209        1,715,426  Quarterly      2.1%
                           Gondwana Fund, Ltd.                                    850,000          869,693   Monthly       1.1%
                           Grinham Diversified Fund Ltd.                          950,000          974,222   Monthly       1.2%
                           GSA Capital Macro Partners, L.P.                       700,000          713,409   Monthly       0.9%
                           Red Kite Compass Fund, L.P.                            349,545          449,900  Quarterly      0.6%
                                                                          --------------------------------             ----------
Total Global Macro                                                              5,474,308        6,402,657                 8.0%

Long/Short Equity          Artha Emerging Markets Fund, L.P.                    1,050,000        1,728,034  Quarterly      2.2%
                           Blue Crest Equity Fund, L.P.                         1,650,000        1,677,839  Quarterly      2.1%
                           Bonanza Partners L.P.                                  999,499        1,246,286  Quarterly      1.6%
                           Brevan Howard Equity Strategies Fund L.P.            1,250,000        1,330,515   Monthly       1.7%
                           CPIM Structured Credit Fund 1000 Inc.
                              AQ1                                               1,000,000        1,004,500  Quarterly      1.2%
                           Delta Fund Europe L.P.                               1,036,103        1,656,178  Quarterly      2.1%
                           Delta Institutional L.P.                             1,650,000        1,769,200  Quarterly      2.2%
                           Hard Assets Partners, L.P.                             938,421        1,233,122   Monthly       1.5%
                           Hayground Cove Institutional Partners,
                              L.P.                                                662,226          844,086  Quarterly      1.1%

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                                   (unaudited)
                                December 31, 2006

                                                                                                                         % OF
                                                                                                                        MEMBERS'
STRATEGY                   INVESTMENT FUND                                       COST           FAIR VALUE  LIQUIDITY   CAPITAL
--------                   ---------------                                       ----           ----------  ---------   --------
                           Ivory Flagship Fund, L.P.                        $   1,211,463    $   1,616,169   Monthly       2.0%
                           Kinetics Partners, L.P.                                721,513        1,164,579  Quarterly      1.4%
                           Perceptive Life Sciences Fund                          900,000          993,101  Quarterly      1.2%
                           Prism Partners QP, L.P.                              1,575,000        1,770,901  Quarterly      2.2%
                           Seligman Tech Spectrum Fund LLC                        974,882        1,222,963  Quarterly      1.5%
                           SR Global, L.P. Asia                                 1,273,242        1,857,470   Monthly       2.3%
                           TCS Capital II, L.P.                                 1,283,017        2,017,611  Annually       2.5%
                           Third Coast Capital QP, L.P.                         1,400,000        1,491,055  Quarterly      1.9%
                           Torrey Pines Fund, L.L.C.                              899,024        1,065,332  Quarterly      1.3%
                           Tracer Capital Partners QP, LP                       1,506,000        2,026,356  Quarterly      2.5%
                           UC Financials Fund Limited                             862,044        1,298,201   Monthly       1.6%
                                                                          --------------------------------             ----------
Total Long/Short Equity                                                        22,842,434       29,013,498                36.1%

Relative Value             All Blue Limited                                       797,637          835,967   Monthly       1.0%
                           Amaranth Capital Partners, LLC                         855,109          406,633  Annually       0.5%
                           Black River Global Multi-Strategy
                              Leveraged Fund, L.L.C.                            2,900,000        3,184,438  Annually       4.0%
                           Blue Crest Capital, L.P.                               750,000          741,865  Quarterly      0.9%
                           Bogle World Fund, L.P.                               2,400,000        2,818,170  Quarterly      3.5%
                           Citadel Wellington Partners, L.L.C.                  3,400,000        4,917,199  Quarterly      6.1%
                           D.B. Zwirn Special Opportunities, L.P.               1,250,000        1,416,965  Annually       1.8%
                           HBK Offshore Fund Ltd.                               3,400,000        3,882,422  Quarterly      4.8%
                           Highbridge Asia Opportunities Fund, L.P.             1,150,000        1,225,639  Quarterly      1.6%
                           Linden International Ltd.                            1,950,000        2,070,024  Quarterly      2.6%
                           Marathon Fund L.P.                                   1,000,000        1,092,695   Monthly       1.4%
                                                                          --------------------------------             ----------
Total Relative Value                                                           19,852,746       22,592,017                28.2%
                                                                          --------------------------------             ----------
                          Total                                             $  63,446,701    $  76,788,703                95.7%
                                                                                                                       ----------
                          Other Assets in Excess of Liabilities                                  3,480,556                 4.3%
                                                                                             -------------             ----------
                          Members' Capital                                                   $  80,269,259               100.0%
                                                                                             =============             ==========


ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
            --------------------------------------------------------------------


By (Signature and Title)* /s/ Pamela Kiernan
                         -------------------------------------------------------
                          Pamela Kiernan, President
                          (principal executive officer)

Date  February 28, 2007
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Pamela Kiernan
                         -------------------------------------------------------
                          Pamela Kiernan, President
                          (principal executive officer)

Date  February 28, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Marie Glassman
                         -------------------------------------------------------
                          Marie Glassman, Treasurer, Principal Financial Officer and Accounting Officer
                          (principal financial officer)

Date  February 28, 2007
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.